Common Stock	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Common Stock [Abstract]
Common Stock

Note 7 – Common Stock

Capital Stock / Restricted Stock

At December 31, 2017 and June 30, 2017, Aytu had 4,894,638 and 824,831 common shares outstanding, respectively, and 1,900 and 0 preferred shares outstanding, respectively. The Company has 100.0 million shares of common stock authorized with a par value of $0.0001 per share and 50.0 million shares of preferred stock authorized with a par value of $0.0001 per share, of which 10,000 were designated Series A Convertible Preferred Stock. Included in the common stock outstanding are 735,000 shares of restricted stock issued to executives, directors, employees and consultants.

On August 11, 2017, we entered into a Securities Purchase Agreement with various investors pursuant to which we agreed to sell Class A and Class B equity units for gross proceeds of approximately $11.8 million. Class A units consist of one (1) share of common stock and a warrant to purchase one and one-half (1.5) shares of common stock and were sold at a negotiated price of $3.00 per unit. Class B units consist of one (1) share of our newly created Series A Convertible Preferred Stock (the “Series A Preferred Stock”) and warrants to purchase one and one-half (1.5) shares of common stock for each share of common stock into which the Series A Preferred Stock is convertible and were sold at a negotiated price of $1,000.00 per unit to those purchasers who, together with their affiliates and certain related parties, would beneficially own more than 9.99% of our outstanding common stock following the offering. These Series A Preferred stock converts into common shares at $3.00 per common share, which when fully exercised will increase the common shares outstanding by 750,000 shares. The offering was completed on August 15, 2017.

In the offering, we issued an aggregate of 3,196,665 shares of our common stock, 2,250 shares of Series A Preferred Stock and warrants to purchase up to an aggregate of 6,314,671 shares of our common stock, which included 394,669 warrants issued to the underwriters as compensation for the transaction.

We incurred certain expenses related to this transaction to attorneys and underwriters inclusive of a 9% cash fee and warrants to purchase 10% of the aggregate number of shares issued in the transaction.

In connection with the closing of the financing, we terminated the Purchase Agreement, dated as of July 27, 2016, by and between us and Lincoln Park Capital Fund, LLC. The termination was effective on August 16, 2017.

In September 2017, Aytu issued 200,000 shares of restricted stock to employees pursuant to the Aytu BioScience 2015 Stock Option and Incentive Plan, which vest in September 2027. In November 2017, 3,000 of these restricted shares were cancelled. Also in November 2017, Aytu issued 495,000 shares of restricted stock to executives, directors and consultants pursuant to the Aytu BioScience 2015 Stock Option and Incentive Plan, which vest in November 2027. The fair value of the 695,000 shares of restricted stock was $1.4 million on the grant dates. The expense associated with the restricted shares granted will be recognized using the straight-line method over the 10-year vesting period. The unrecognized expense related to these shares was $1,372,000 as of December 31, 2017. For the six months ended December 31, 2017, the compensation expense related to both grants was $26,000.

Aytu previously issued 43,000 shares of restricted stock outside the Aytu BioScience 2015 Stock Option and Inventive Plan, which vest in July 2026. The unrecognized expense related to these shares was $1,912,000 as of December 31, 2017 and will be recognized over the 10-year vesting period. During the six months ended December 31, 2017, the expense related to these awards was $78,000. During the quarter ended December 31, 2017, we modified 8,250 shares of restricted stock for accelerated vesting and recognized a reduction in aggregate stock compensation expense of $36,000.

In September 2017, Aytu issued 3,018 shares of common stock in connection with the Nuelle earn-out (see Note 1). In October 2017, we made a $238,000 prepayment in Aytu common stock toward the revenue earn-out payment for fiscal 2018.

In October 2017, investors holding Aytu Series A Preferred shares exercised their right to convert 350 Aytu Series A Preferred shares into 116,666 shares of Aytu common stock.

Note 9 – Common Stock

Capital Stock

At June 30, 2017 and June 30, 2016, Aytu had 824,831 and 187,098 common shares outstanding, respectively, and no preferred shares outstanding at either June 30, 2017 or June 30, 2016. The Company has 100.0 million shares of common stock authorized with a par value of $0.0001 per share and 50.0 million shares of preferred stock authorized with a par value of $0.0001 per share.

In May 2016, Aytu raised gross proceeds of approximately $7.5 million through a public offering of 78,125 Units. Offering costs totaled $1.2 million resulting in net proceeds of $6.3 million. Each Unit consisted of one share of Aytu common stock and a warrant to purchase one share of Aytu common stock. The common stock issued had a relative fair value of $4.2 million. The warrants have an exercise price of $120.00 per share and will expire five years from the date of issuance. These warrants have a relative fair value of $2.1 million. We also granted the underwriters a 45-day option (the Over-Allotment Option) to purchase up to an additional 11,719 shares of common stock and/or warrants. The underwriters exercised 8,542 of this over-allotment option for the warrants and paid $2.40 per over-allotment warrant resulting in proceeds of $20,000. These warrants have the same terms as the warrants sold in the registered offering.

In July 2016, we entered into a purchase agreement (the ‘‘Purchase Agreement’’), together with a registration rights agreement (the ‘‘Registration Rights Agreement’’), with Lincoln Park Capital Fund, LLC (‘‘Lincoln Park’’). Upon signing the Purchase Agreement, Lincoln Park agreed to purchase 6,684 shares of our common stock for $500,000 as an initial purchase under the agreement. We also issued as a commitment fee to Lincoln Park of 2,625 shares of common stock. Between September 2016 and June 2017, Lincoln Park purchased an additional 10,000 shares for $240,000, the issuance costs related to these purchases totaled $91,000, resulting in net proceeds of $649,000. We terminated the Purchase Agreement effective August 16, 2017.

In July 2016, we issued 50,000 shares of restricted stock as compensation to certain executive officers and directors, which vest in July 2026. This expense is included in sales, general and administrative. For the year ended June 30, 2017, the expense was $725,000. The original fair value of the restricted stock was $3.2 million. As of June 30, 2017, the remaining unrecognized expense is $2.5 million. During fiscal 2017, one of the Company’s executive officers resigned and his restricted stock vested in full upon this event. This resulted in the Company recognizing the remainder of the expense related to this executive’s restricted stock grant of $430,000.

In August 2016, we issued an aggregate of 7,123 shares of common stock as bonuses for performance in 2016 to three executive officers.

In November 2016, we raised gross proceeds of approximately $8.6 million through a public offering of 286,749 Units. Offering costs totaled $1.0 million resulting in net cash proceeds of $7.6 million. We also issued underwriter warrants in connection with the offering with a fair value of $293,000, resulting in net proceeds of $7.3 million. Each Unit consisted of one share of Aytu common stock and a warrant to purchase one share of Aytu common stock. The common stock issued had a relative fair value of $3.7 million and a fair value of $4.4 million. The investor warrants have an exercise price of $37.20 per share and will expire five years from the date of issuance. These investor warrants have a relative fair value of $3.5 million and a fair value of $4.2 million. We also granted the underwriters a 45-day option (the Over-Allotment Option) to purchase up to an additional 43,013 shares of common stock and/or warrants. The underwriters purchased 14,263 of this Over-Allotment Option for the warrants and paid $0.20 per over-allotment warrant. These warrants have the same terms as the warrants sold in the registered offering. These warrants have a relative fair value of $173,000, a fair value of $208,000, and proceeds of $3,000, which was the purchase price per the underwriting agreement.

In February 2017, the Company consummated its warrant tender offer to exercise, at a temporarily reduced exercise price of $15.00 per share, (i) outstanding warrants to purchase 86,667 shares of common stock with an exercise price of $120.00 per share, which were originally issued to investors in the Company’s May 2016 financing (the “May 2016 Warrants”), and (ii) outstanding warrants to purchase 301,013 shares of common stock with an exercise price of $37.20 per share, which were originally issued to investors in the Company’s October 2016 financing (the “October 2016 Warrants” and together with the May 2016 Warrants, the “Original Warrants”). Original warrants to purchase an aggregate of 149,552 shares of common stock were tendered and exercised in the warrant tender offer, for aggregate gross proceeds to the Company of approximately $2.2 million. Original warrants that were not tendered and exercised remain in effect at the pre-tender offer exercise prices of $120.00 per share and $37.20 per share, respectively (see Note 11).

In May 2017, we entered into a Merger Agreement with Nuelle, Inc. and its stockholders, pursuant to which Nuelle would become our wholly owned subsidiary (the “Merger”). The Merger closed on May 5, 2017. As part of the Merger, we issued to the Nuelle preferred stockholders an aggregate of 125,000 shares of our common stock.